PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	$ 86	$ 21	$ 25
Useful life	50 years
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate		3.81%	3.60%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate		4.17%	3.81%
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		3 years
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		75 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		40 years
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		40 years
Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life		40 years